T. ROWE PRICE U.S. HIGH YIELD ETF

February 28, 2026 Unaudited
PORTFOLIO OF INVESTMENTS‡	Par/Shares	$ Value
(Amounts in 000s)
BANK LOANS 5.3% (1)
Consumer Goods 1.5%
Varsity Brands, FRN, 3M TSFR + 3.00%, 6.672%, 8/26/31	7,388	7,365
Varsity Brands, FRN, 1M TSFR + 3.00%, 8/26/31 (2)	4,299	4,251
		11,616
Health Care 1.0%
Endo Luxembourg Finance I, FRN, 1M TSFR + 3.75%, 7.423%, 4/23/31	7,571	7,573
		7,573
Retail 0.9%
LSF9 Atlantis Holdings, FRN, 3M TSFR + 3.75%, 7.422%, 3/29/29	7,341	7,309
		7,309
Technology & Electronics 1.9%
Bending Spoons US, FRN, 1M TSFR + 5.88%, 9.543%, 3/7/31	8,566	7,881
Ellucian Holdings, FRN, 1M TSFR + 4.75%, 8.423%, 11/22/32	7,375	7,080
		14,961
Total Bank Loans (Cost $42,178)		41,459
CORPORATE BONDS 90.2%
Automotive 1.0%
Aston Martin Capital Holdings, 10.00%, 3/31/29 (3)	9,715	7,875
		7,875
Basic Industry 7.0%
Celanese US Holdings, 7.375%, 2/15/34	7,884	8,093
Chemours, 7.875%, 3/15/34 (3)(4)	2,770	2,764
First Quantum Minerals, 6.375%, 2/15/36 (3)	5,796	5,827
First Quantum Minerals, 8.00%, 3/1/33 (3)	1,785	1,906
First Quantum Minerals, 8.625%, 6/1/31 (3)	7,534	7,898
Ivanhoe Mines, 7.875%, 1/23/30 (3)	5,985	6,215
K Hovnanian Enterprises, 8.375%, 10/1/33 (3)	7,575	7,775
LGI Homes, 8.75%, 12/15/28 (3)	6,980	7,284
Quikrete Holdings, 6.75%, 3/1/33 (3)	7,210	7,493
		55,255
Capital Goods 2.4%
Bombardier, 7.25%, 7/1/31 (3)	7,095	7,542
Mauser Packaging Solutions Holding, 7.875%, 4/15/30 (3)	7,840	8,025
TransDigm, 6.00%, 1/15/33 (3)	3,752	3,820
		19,387
Consumer Goods 1.1%
HLF Financing, 4.875%, 6/1/29 (3)	8,907	8,535
		8,535

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Energy 14.4%
Aethon United / Aethon United Finance, 7.50%, 10/1/29 (3)	7,275	7,658
Ascent Resources Utica Holdings / ARU Finance, 6.625%, 7/15/33 (3)	7,465	7,731
Crescent Energy Finance, 8.375%, 1/15/34 (3)	7,869	8,124
Enbridge, VR, 8.25%, 1/15/84 (5)	7,105	7,654
Energy Transfer, VR, 6.50%, 2/15/56 (5)	4,285	4,336
Energy Transfer, VR, 6.75%, 2/15/56 (5)	4,285	4,374
Excelerate Energy, 8.00%, 5/15/30 (3)	7,430	7,876
Ithaca Energy North Sea, 8.125%, 10/15/29 (3)	7,420	7,805
Kodiak Gas Services, 6.50%, 10/1/33 (3)	906	934
PBF Holding, 7.875%, 9/15/30 (3)	7,385	7,388
PBF Holding, 9.875%, 3/15/30 (3)(6)	750	795
Permian Resources Operating, 7.00%, 1/15/32 (3)	7,155	7,508
South Bow Canadian Infrastructure Holdings, VR, 7.50%, 3/1/55 (5)	14,595	15,490
Sunoco, VR, 7.875% (3)(5)(7)	7,660	7,940
USA Compression Partners / USA Compression Finance, 6.25%, 10/1/33 (3)	8,608	8,739
Venture Global Plaquemines LNG, 6.75%, 1/15/36 (3)	1,335	1,423
Weatherford International, 6.75%, 10/15/33 (3)	7,600	7,934
		113,709
Financial Services 7.0%
APH Somerset Investor 2 / APH2 Somerset Investor 2 / APH3 Somerset Investor 2, 7.875%, 11/1/29 (3)	8,710	8,441
Aretec Group, 10.00%, 8/15/30 (3)	8,800	9,373
Bread Financial Holdings, 6.75%, 5/15/31 (3)	9,541	9,737
Encore Capital Group, 6.625%, 4/15/31 (3)	7,865	7,958
FirstCash, 6.875%, 3/1/32 (3)	4,261	4,402
OneMain Finance, 6.50%, 3/15/33	7,928	7,864
Osaic Holdings, 6.75%, 8/1/32 (3)	7,530	7,599
		55,374
Health Care 4.9%
1261229 BC, 10.00%, 4/15/32 (3)	7,420	7,708
CHS / Community Health Systems, 9.75%, 1/15/34 (3)	7,554	7,959
Genmab AS / Genmab Finance, 7.25%, 12/15/33 (3)	5,555	5,893
Heartland Dental / Heartland Dental Finance, 10.50%, 4/30/28 (3)	2,194	2,275
IQVIA, 6.25%, 6/1/32 (3)	4,990	5,142
Tenet Healthcare, 5.50%, 11/15/32 (3)	9,770	9,897
		38,874
Insurance 2.8%
Alliant Holdings Intermediate / Alliant Holdings Co-Issuer, 7.00%, 1/15/31 (3)	7,155	7,269
Asurion and Asurion Co-Issuer, 8.00%, 12/31/32 (3)	7,598	7,994
HUB International, 7.25%, 6/15/30 (3)	6,390	6,590
		21,853
Leisure 4.6%
Caesars Entertainment, 6.00%, 10/15/32 (3)(6)	7,895	7,718

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
Hilton Domestic Operating, 5.75%, 9/15/33 (3)	7,720	7,905
Odeon Finco, 12.75%, 11/1/27 (3)	2,720	2,763
Six Flags Entertainment, 7.25%, 5/15/31 (3)(6)	7,998	7,855
Voyager Parent, 9.25%, 7/1/32 (3)	9,310	9,939
		36,180
Media 8.8%
CCO Holdings / CCO Holdings Capital, 7.00%, 2/1/33 (3)	7,890	8,068
CCO Holdings / CCO Holdings Capital, 7.375%, 3/1/31 (3)(6)	8,550	8,822
Deluxe, 8.125%, 9/15/29 (3)	7,315	7,671
Directv Financing, 8.875%, 2/1/30 (3)	5,060	5,072
Directv Financing, A1, 8.875%, 2/1/30 (3)	5,087	5,091
Getty Images, 10.50%, 11/15/30 (3)	3,956	3,500
Gray Media, 7.25%, 8/15/33 (3)	3,015	3,114
Gray Media, 10.50%, 7/15/29 (3)	5,364	5,753
Midcontinent Communications, 8.00%, 8/15/32 (3)(6)	7,131	6,707
Sinclair Television Group, 8.125%, 2/15/33 (3)	3,800	3,956
Univision Communications, 9.375%, 8/1/32 (3)	5,515	5,831
Warnermedia Holdings, 5.05%, 3/15/42	7,966	5,597
		69,182
Real Estate 5.0%
Anywhere Real Estate Group / Anywhere Co-Issuer, 7.00%, 4/15/30 (3)	9,736	9,839
Blackstone Mortgage Trust, 7.75%, 12/1/29 (3)	6,880	7,342
Brookfield Property REIT, 4.50%, 4/1/27 (3)	6,729	6,635
VICI Properties, 5.625%, 5/15/52	16,620	15,632
		39,448
Retail 1.9%
Hudson Automotive Group, 8.00%, 5/15/32 (3)	6,873	7,341
LCM Investments Holdings II, 8.25%, 8/1/31 (3)	7,035	7,409
Saks Global Enterprises, 11.00%, 12/15/29 (3)(8)	6,710	8
		14,758
Services 4.2%
Avis Budget Car Rental / Avis Budget Finance, 8.25%, 1/15/30 (3)(6)	10,906	11,028
Herc Holdings, 6.00%, 3/15/34 (3)	8,120	8,167
Hertz, 12.625%, 7/15/29 (3)	3,920	3,610
Williams Scotsman, 7.375%, 10/1/31 (3)	9,780	10,235
		33,040
Technology & Electronics 5.1%
Black Pearl Compute, 6.125%, 2/15/31 (3)	2,752	2,818
Cloud Software Group, 6.625%, 8/15/33 (3)(6)	7,990	7,540
Cloud Software Group, 8.25%, 6/30/32 (3)	9,445	9,453
Kioxia Holdings, 6.625%, 7/24/33 (3)	3,810	4,017
McAfee, 7.375%, 2/15/30 (3)	9,560	7,821

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
WULF Compute, 7.75%, 10/15/30 (3)	7,781	8,239
		39,888
Telecommunications 7.9%
Digicel International Finance / Difl US, 8.625%, 8/1/32 (3)	7,534	7,821
EchoStar, 10.75%, 11/30/29	7,840	8,562
Iliad Holding SASU, 7.00%, 4/15/32 (3)	7,335	7,541
Level 3 Financing, 6.875%, 6/30/33 (3)	7,550	7,819
Level 3 Financing, 7.00%, 3/31/34 (3)	4,552	4,731
Uniti Group / Uniti Group Finance 2019 / CSL Capital, 8.625%, 6/15/32 (3)(6)	7,438	7,538
VZ Secured Financing, 7.50%, 1/15/33 (3)	7,690	7,554
Windstream Services, 7.50%, 10/15/33 (3)	5,067	5,271
Windstream Services / Windstream Escrow Finance, 8.25%, 10/1/31 (3)	5,145	5,411
		62,248
Transportation 6.4%
Avianca Midco 2, 9.625%, 2/14/30 (3)	5,000	5,049
Azul Secured Finance, 9.875%, 2/15/31 (3)	4,500	4,529
JetBlue Airways / JetBlue Loyalty, 9.875%, 9/20/31 (3)	11,175	11,344
Latam Airlines Group, 7.625%, 1/7/31 (3)	2,680	2,807
Latam Airlines Group, 7.875%, 4/15/30 (3)	8,470	8,837
OneSky Flight, 8.875%, 12/15/29 (3)	9,250	9,841
RXO, 6.375%, 5/15/31 (3)	7,939	7,730
		50,137
Utility 5.7%
Edison International, VR, 7.875%, 6/15/54 (5)	5,375	5,599
Edison International, VR, 8.125%, 6/15/53 (5)	5,840	6,074
Hawaiian Electric, 6.00%, 10/1/33 (3)	7,575	7,721
NRG Energy, VR, 10.25% (3)(5)(7)	3,552	3,918
Talen Energy Supply, 6.50%, 2/1/36 (3)	8,256	8,487
Vistra, VR, 8.00% (3)(5)(7)	7,223	7,351
Xcel Energy, VR, 5.75%, 12/3/56 (4)(5)	5,567	5,565
		44,715
Total Corporate Bonds (Cost $708,304)		710,458
SHORT-TERM INVESTMENTS 4.2%
Money Market Funds 4.2%
T. Rowe Price Government Reserve Fund, 3.73% (9)(10)	32,564	32,564
Total Short-Term Investments (Cost $32,564)		32,564

T. ROWE PRICE U.S. HIGH YIELD ETF

	Par/Shares	$ Value
(Amounts in 000s)
SECURITIES LENDING COLLATERAL 3.3%
Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company 3.3%
Money Market Funds 3.3%
T. Rowe Price Treasury Reserve Fund, 3.67%(9)(10)	26,079	26,079
Total Investments in a Pooled Account through Securities Lending Program with State Street Bank and Trust Company		26,079
Total Securities Lending Collateral (Cost $26,079)		26,079
Total Investments in Securities 103.0% of Net Assets (Cost $809,125)		$810,560
Other Assets Less Liabilities (3.0%)		(23,330)
Net Assets 100.0%		$787,230

‡	Par/Shares are denominated in U.S. dollars unless otherwise noted.
(1)	Bank loan positions may involve multiple underlying tranches. In those instances, the position presented reflects the aggregate of those respective underlying tranches and the rate presented reflects the weighted average rate of the settled positions.
(2)	All or a portion of this loan is unsettled as of February 28, 2026. The interest rate for unsettled loans will be determined upon settlement after period end.
(3)	Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be resold in transactions exempt from registration only to qualified institutional buyers. Total value of such securities at period-end amounts to $615,618 and represents 78.2% of net assets.
(4)	When-issued security.
(5)	Security is a fix-to-float security, which carries a fixed coupon until a certain date, upon which it switches to a floating rate. Reference rate and spread are provided if the rate is currently floating.
(6)	All or a portion of this security is on loan at February 28, 2026.
(7)	Perpetual security with no stated maturity date.
(8)	Obligor has failed to make a scheduled interest and/or principal payment or is in default.
(9)	Seven-day yield
(10)	Affiliated Companies
1M TSFR	One month term SOFR (Secured overnight financing rate)
3M TSFR	Three month term SOFR (Secured overnight financing rate)
FRN	Floating Rate Note
VR	Variable Rate; rate shown is effective rate at period-end. The rates for certain variable rate securities are not based on a published reference rate and spread but are determined by the issuer or agent and based on current market conditions.

T. ROWE PRICE U.S. HIGH YIELD ETF

AFFILIATED COMPANIES
($000s)
The fund may invest in certain securities that are considered affiliated companies. As defined by the 1940 Act, an affiliated company is one in which the fund owns 5% or more of the outstanding voting securities, or a company that is under common ownership or control. The following securities were considered affiliated companies for all or some portion of the nine months ended February 28, 2026. Net realized gain (loss), investment income, change in net unrealized gain/loss, and purchase and sales cost reflect all activity for the period then ended.
Affiliate	Net Realized Gain (Loss)	Changes in Net Unrealized Gain/Loss	Investment Income
T. Rowe Price Government Reserve Fund	$—	$—	$960++
T. Rowe Price Treasury Reserve Fund	—	—	—++
Totals	$—#	$—	$960+

Supplementary Investment Schedule
Affiliate	Value 5/31/25	Purchase Cost	Sales Cost	Value 2/28/26
T. Rowe Price Government Reserve Fund	$21,268	¤	¤	$32,564
T. Rowe Price Treasury Reserve Fund	—	¤	¤	26,079
	Total			$58,643^

++	Excludes earnings on securities lending collateral, which are subject to rebates and fees.
#	Capital gain distributions from underlying Price funds represented $0 of the net realized gain (loss).
+	Investment income comprised $960 of dividend income and $0 of interest income.
¤	Purchase and sale information not shown for cash management funds.
^	The cost basis of investments in affiliated companies was $58,643.
The accompanying notes are an integral part of this Portfolio of Investments.

T. ROWE PRICE U.S. HIGH YIELD ETF

Unaudited
    NOTES TO PORTFOLIO OF INVESTMENTS

T. Rowe Price Exchange-Traded Funds, Inc. (the corporation) is registered under the Investment Company Act of 1940 (the 1940 Act). The U.S. High Yield ETF (the fund) is an open-end management investment company established by the corporation and follows accounting and reporting guidance of the Financial Accounting Standards Board Accounting Standards Codification Topic 946. The accompanying Portfolio of Investments was prepared in accordance with accounting principles generally accepted in the United States of America (GAAP). For additional information on the fund’s significant accounting policies and investment related disclosures, please refer to the fund’s most recent semiannual or annual shareholder report and its prospectus.
VALUATION
Fair Value
The fund’s financial instruments are valued at the close of the New York Stock Exchange (NYSE), normally 4 p.m. Eastern Time, each day the NYSE is open for business, and are reported at fair value, which GAAP defines as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date. The fund’s Board of Directors (the Board) has designated T. Rowe Price Associates, Inc. as the fund’s valuation designee (Valuation Designee). Subject to oversight by the Board, the Valuation Designee performs the following functions in performing fair value determinations: assesses and manages valuation risks; establishes and applies fair value methodologies; tests fair value methodologies; and evaluates pricing vendors and pricing agents. The duties and responsibilities of the Valuation Designee are performed by its Valuation Committee. The Valuation Designee provides periodic reporting to the Board on valuation matters.
Various valuation techniques and inputs are used to determine the fair value of financial instruments. GAAP establishes the following fair value hierarchy that categorizes the inputs used to measure fair value:
Level 1  –  quoted prices (unadjusted) in active markets for identical financial instruments that the fund can access at the reporting date
Level 2  –  inputs other than Level 1 quoted prices that are observable, either directly or indirectly (including, but not limited to, quoted prices for similar financial instruments in active markets, quoted prices for identical or similar financial instruments in inactive markets, interest rates and yield curves, implied volatilities, and credit spreads)
Level 3  –  unobservable inputs (including the Valuation Designee’s assumptions in determining fair value)
Observable inputs are developed using market data, such as publicly available information about actual events or transactions, and reflect the assumptions that market participants would use to price the financial instrument. Unobservable inputs are those for which market data are not available and are developed using the best information available about the assumptions that market participants would use to price the financial instrument. GAAP requires valuation techniques to maximize the use of relevant observable inputs and minimize the use of unobservable inputs. When multiple inputs are used to derive fair value, the financial instrument is assigned to the level within the fair value hierarchy based on the lowest-level input that is significant to the fair value of the financial instrument. Input levels are not necessarily an indication of the risk or liquidity associated with financial instruments at that level but rather the degree of judgment used in determining those values.
Valuation Techniques
Debt securities are generally traded in the over-the-counter (OTC) market and are valued at prices furnished by independent pricing services or by broker dealers who make markets in such securities. When valuing securities, the independent pricing services consider factors such as, but not limited to, the yield or price of bonds of comparable quality, coupon, maturity, and type, as well as prices quoted by dealers who make markets in such securities.
Investments in mutual funds are valued at the mutual fund’s closing NAV per share on the day of valuation.

T. ROWE PRICE U.S. HIGH YIELD ETF

Investments for which market quotations are not readily available or deemed unreliable are valued at fair value as determined in good faith by the Valuation Designee. The Valuation Designee has adopted methodologies for determining the fair value of investments for which market quotations are not readily available or deemed unreliable, including the use of other pricing sources. Factors used in determining fair value vary by type of investment and may include market or investment specific considerations. The Valuation Designee typically will afford the greatest weight to actual prices in arm’s length transactions, to the extent they represent orderly transactions between market participants, transaction information can be reliably obtained, and prices are deemed representative of fair value. However, the Valuation Designee may also consider other valuation methods such as market-based valuation multiples; a discount or premium from market value of a similar, freely traded security of the same issuer; discounted cash flows; yield to maturity; or some combination. Fair value determinations are reviewed on a regular basis. Because any fair value determination involves a significant amount of judgment, there is a degree of subjectivity inherent in such pricing decisions. Fair value prices determined by the Valuation Designee could differ from those of other market participants, and it is possible that the fair value determined for a security may be materially different from the value that could be realized upon the sale of that security.
Valuation Inputs
The following table summarizes the fund’s financial instruments, based on the inputs used to determine their fair values on February 28, 2026 (for further detail by category, please refer to the accompanying Portfolio of Investments):
($000s)	Level 1	Level 2	Level 3	Total Value
Assets
Fixed Income Securities[1]	$—	$751,917	$—	$751,917
Short-Term Investments	32,564	—	—	32,564
Securities Lending Collateral	26,079	—	—	26,079
Total	$58,643	$751,917	$—	$810,560

[1]	Includes Bank Loans and Corporate Bonds.
OTHER MATTERS
Unpredictable environmental, political, social and economic events, including but not limited to, environmental or natural disasters, war and conflict, terrorism, geopolitical and regulatory developments (including trading and tariff arrangements), and public health epidemics or threats, may significantly affect the economy and the markets and issuers in which a fund invests. The extent and duration of such events and resulting market disruptions cannot be predicted. These and other similar events may cause instability across global markets, including reduced liquidity and disruptions in trading markets, while some events may affect certain geographic regions, countries, sectors, and industries more significantly than others, and exacerbate other pre-existing political, social, and economic risks. The fund’s performance could be negatively impacted if the value of a portfolio holding were harmed by these or such events.
ETF1046-054Q3
02/26